Note 12 - Leases - Financial Statement Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Finance cost on lease liabilities	$ 15	$ 17
Unrealised foreign exchange gain	(2)	4
Depreciation	99	112
Lease expense	112	133
Total cash outflow for leases - principal	118	124	[1]	[1]
Total cash outflow for leases - finance cost	$ (15)	$ (17)

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.